Condensed Statements of Changes in Stockholders' Equity (Deficiency) (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018
Number of shares forfeitured during period, shares		6,137
Private Placement Offering [Member]
Net offering cost		$ 386,724	$ 360,026	$ 79,658	$ 386,724
Initial Public Offering [Member]
Net offering cost	$ 549,060	$ 549,060				$ 2,542,555
Number of shares forfeitured during period, shares	6,137